UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management Limited
Address: Dashwood House 11th Floor
         69 Old Broad Street
         London, England    EC2M 1QS

Form 13F File Number:  28-6560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             July 29, 1999
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $106828 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation

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
                                                             FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER             TITLE OF CLASS       CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
---------------------------- ----------------- ------------ -------- ---------  ----- --------- ---------- ------- --------- -------
AMERICA ONLINE                 COM            02364J104      1315     11900   SH     SHARED     01 02           0   11900     0
AMERICAN INTERNATIONAL         COM            026874107      3972     33932   SH     SHARED     01 02           0   33932     0
AT&T                           COM            001957109      4337     77700   SH     SHARED     01 02           0   77700     0
BANKAMERICA CORP               COM            060505104      4230     57700   SH     SHARED     01 02           0   57700     0
BOSTON SCIENTIFIC              COM            101137107      4407    100300   SH     SHARED     01 02           0  100300     0
CISCO SYSTEMS                  COM            17275R102      3826     59318   SH     SHARED     01 02           0   59318     0
CITIGROUP INC                  COM            172967101      4904    103240   SH     SHARED     01 02           0  103240     0
COLEGATE - PALMOLIVE CO        COM            194162103      3126     31660   SH     SHARED     01 02           0   31660     0
COMPAQ COMPUTERS               COM            204493100       133      5629   SH     SHARED     01 02           0    5629     0
DU PONT (E.I.) DE NEMOURS      COM            263534109      4386     64200   SH     SHARED     01 02           0   64200     0
ELECTRONIC DATA SYSTEMS        COM            285661104      5052     89320   SH     SHARED     01 02           0   89320     0
FED. NAT.MORTGAGE              COM            313586109      4215     61643   SH     SHARED     01 02           0   61643     0
FOX ENTERTAINMENT GROUP        COM            35138T107       168      6230   SH     SHARED     01 02           0    6230     0
GENERAL ELECTRIC               COM            369604103      3778     33431   SH     SHARED     01 02           0   33431     0
GOLDMAN SACHS GROUP            COM            38141G104       866     11990   SH     SHARED     01 02           0   11990     0
HEWLETT-PACKARD                COM            428236103      5420     53930   SH     SHARED     01 02           0   53930     0
IBM INT'L BUSINESS MACH        COM            459200101      5594     43280   SH     SHARED     01 02           0   43280     0
INTEL                          COM            458140100      5749     96620   SH     SHARED     01 02           0   96620     0
LILLY (ELI)                    COM            532457108       120      1670   SH     SHARED     01 02           0    1670     0
MCI WORLDCOM                   COM            55268B106      5168     59916   SH     SHARED     01 02           0   59916     0
MONSANTO                       COM            611662107      3002     76114   SH     SHARED     01 02           0   76114     0
PFIZER INC                     COM            717081103      2570     23420   SH     SHARED     01 02           0   23420     0
RITE AID CORP                  COM            767754104      6855    278383   SH     SHARED     01 02           0  278383     0
SAFEWAY INC                    COM            786514208      4624     93420   SH     SHARED     01 02           0   93420     0
SBC COMMUNICATIONS             COM            78387G103      5043     86948   SH     SHARED     01 02           0   86948     0
TEXACO                         COM            881694103      4994     79900   SH     SHARED     01 02           0   79900     0
WAL-MART STORES INC.           COM            931142103      3803     78816   SH     SHARED     01 02           0   78816     0
WALGREEN                       COM            931422109      5171    176050   SH     SHARED     01 02           0  176050     0


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